Shareholder Report, Average Annual Return (Details) 192068_Kurv Yield Premium Strategy Apple -AAPL- ETF_TF_TSR Annual {TF}	12 Months Ended	31 Months Ended
	May 31, 2026	May 31, 2026
Kurv Yield Premium Strategy Apple (AAPL) ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kurv Yield Premium Strategy Apple (AAPL) ETF NAV
Average Annual Return, Percent	46.16%	19.70%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	29.78%	27.95%